FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)			10 Months Ended
	Dec. 02, 2021	Feb. 12, 2021	Dec. 02, 2021
FAIR VALUE MEASUREMENTS
Transfers out of Level 3			$ 12,860,834
Private Placement Warrants
FAIR VALUE MEASUREMENTS
Exercise price (in dollars per share)	$ 1.22	$ 1.05	$ 1.22
Aggregate value of warrants	$ 300,000	$ 200,000
Public Warrants
FAIR VALUE MEASUREMENTS
Exercise price (in dollars per share)	$ 1.27	$ 1.03	$ 1.27
Aggregate value of warrants	$ 12,800,000	$ 10,800,000